Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Club bonus points to customers, maximum valid duration period		2 years
Adjustments on inventory reacquired upon related receivables		$ 0
Percentage of property and equipment, net		10.00%	10.00%
Percentage of revenue not yet recognized related to deferred selling and marketing expenses		100.00%
Deferred revenues	$ 119,000,000	$ 106,000,000	$ 103,000,000
ASU 2017-09
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Reduction in sales, marketing, brand and other fees and related expenses		$ 29,700,000
Performance Shares
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Award vesting period		3 years
Performance Shares | First year after date of grant
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Award vesting percentage		50.00%
Performance Shares | Second year after date of grant
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Award vesting percentage		50.00%
Restricted Stock Units (RSUs) | First year after date of grant
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Award vesting percentage	25.00%
Restricted Stock Units (RSUs) | Second year after date of grant
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Award vesting percentage	25.00%
Stock Options | First year after date of grant
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Award vesting percentage	25.00%
Stock Options | Second year after date of grant
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Award vesting percentage	25.00%
Other Assets
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Deferred revenues		$ 9,000,000	$ 11,000,000
Blackstone | Management Agreements
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Merger agreement completion date		Oct. 24, 2007
Computer Equipment and Acquired Software
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life		3 years
VOI sale
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Minimum percentage of down payment received through binding sales contract		10.00%
Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Income tax recognition and measurement of tax position threshold benefit recognized percentage realized upon settlement.		50.00%
Minimum | Restricted Stock Units (RSUs)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Award vesting period		2 years
Minimum | Other than United States
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percent of total revenues		10.00%	10.00%	10.00%
Minimum | Buildings and Improvements
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life		8 years
Minimum | Furniture and Equipment
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life		3 years
Maximum | Restricted Stock Units (RSUs)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Award vesting period		3 years
Maximum | Stock Options
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Award vesting period		3 years
Award termination period from date of grant or earlier		10 years
Maximum | Buildings and Improvements
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life		40 years
Maximum | Furniture and Equipment
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life		8 years